Net Fees and Commissions Income	6 Months Ended
Jun. 30, 2018
Fee and commission income (expense) [Abstract]
Net Fees And Commissions Income

34.	NET FEES AND COMMISSIONS INCOME

(1)	Details of fees and commissions income recognized are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Fees and commissions received (*)	169,171	346,925	163,688	336,322
Fees and commissions received for provision of guarantee	14,660	30,263	15,911	31,700
Fees and commissions received on project financing	10,528	16,945	4,614	6,334
Fees and commissions received on credit card	283,407	556,984	268,887	527,566
Fees and commissions received on securities	23,767	50,238	19,757	40,267
Other fees and commissions received	53,867	111,651	33,424	71,704

Total	555,400	1,113,006	506,281	1,013,893

(*)

Fees and commissions received include fees income from agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.

(2)	Details of fees and commissions expense incurred are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Fees and commissions paid	41,532	80,866	41,930	73,167
Credit card commission	213,887	425,204	200,275	400,349
Brokerage commission	934	1,268	121	348
Others	1,700	3,013	1,207	2,329

Total	258,053	510,351	243,533	476,193